SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.
The number of shares issued and outstanding at December 31, 2012 and 2011 does not include 5,189 Ordinary Shares, which are held by a subsidiary, and 30,843 Ordinary Shares which are held by the Company.

1.	Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividend.

2.
On October 11, 2010, the Company entered into a private placement transaction (the "2010 PIPE"). Under the PIPE investment, the Company issued 643,277 Ordinary Shares to investors (investors in the 2010 PIPE included certain existing shareholders) at an aggregate purchase price of $ 5,500 or $ 8.55 per Ordinary Share. The Company also issued to the investors warrants to purchase one Ordinary Share for every three Ordinary Shares purchased by each investor in the 2010 PIPE (up to 214,426 shares) for an exercise price of $ 10.69 per Ordinary Share. The warrants are exercisable for three years from the closing of the 2010 PIPE. As of December 31, 2012, no warrants were exercised.

b.	Share option plans:

1.	The Company has granted options under option plans as follows:

Under the following plans options are granted at an exercise price equal to the fair market value at the date of grant and are granted for periods not to exceed seven years. Options vest over a period of zero to four years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants.

a)	The Radcom Ltd. International Employee Stock Option Plan (the "International Plan"):
The plan grants options to purchase Ordinary Shares for the purpose of providing incentives to officers, directors, employees and consultants of its non-Israeli subsidiaries.

b)	The 2003 Share Option Plan:

The 2003 Share Option Plan (the "2003 Share Option Plan") grants options to purchase Ordinary Shares. These options are granted pursuant to the 2003 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

2.	Grants in 2012, 2011 and 2010 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

3.	Stock options under the Radcom plans are as follows for the periods indicated:
	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	774,216	$4.08	4.4	$715
Granted	323,600	3.75
Exercised	(34,082)	1.30		124
Expired	-	-
Forfeited	(29,529)	6.19

Outstanding at December 31, 2012	1,034,205	4.0	4.0	$529

Exercisable at December 31, 2012	761,126	4.45	3.88	$372

Vested and expected to vest at December 31, 2012	1,034,205	4.0	4.0	$529

The aggregate intrinsic value of options outstanding at December 31, 2012 represents intrinsic value of 372,931 outstanding options that are in-the-money as of December 31, 2012. The remaining 661,274 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

The aggregate intrinsic value of options exercisable at December 31, 2012 represents intrinsic value of 261,751 outstanding options that are in-the-money as of December 31, 2012. The remaining 499,375 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

The total number of shares available for future grants as of December 31, 2012 was 609,257

4.	Stock options under the Radcom plans are as follows for the periods indicated:

	Options outstanding at December 31, 2012			Options exercisable at December 31, 2012
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.5 - 0.7	266,469	0.7	4.7	186,524	0.7	3.1
1.57 - 5.00	567,475	3.5	4.5	388,391	3.6	4.4
5.08 - 8.72	76,861	6.8	2.9	66,861	7	2.7
10.80 - 13.16	123,400	11.8	4.2	119,350	11.7	4.1

	1,034,205			761,126

5.	The weighted average fair values of options granted during the years ended December 31, 2012, 2011 and 2010 were:

	Year ended December 31,
	2012	2011	2010

Weighted average fair values on grant date	$2.5	$5.3	$4.1

6.	The following table summarizes the departmental allocation of the Company's share-based compensation charge:
	Year ended December 31,
	2012	2011	2010

Cost of sales	$14	$27	$5
Research and development	205	218	10
Selling and marketing	167	231	36
General and administrative	286	347	513

	$672	$823	$564

7.	Share-based compensation:

The unrecognized balance of the compensation expenses according to ASC Topic 718 in respect of these stock options amounted to $ 224 as of December 31, 2012, of which $ 177 will be recognized in the year ended December 31, 2013 and $ 44 will be recognized in accordance with the vesting period of the options by the end of fiscal 2016.

d.	Warrants:

The Company's outstanding warrants and rights as of December 31, 2012 are as follows:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through

October 13, 2010	214,426	10.69	October 13, 2013